Derivatives - Gain or loss on fair value hedges (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Gain or loss on fair value hedges [Line Items]
Gains (losses) on hedged item attributable to hedged risk, fair value hedges		₩ 299,766	₩ (249,602)
Gains (losses) on hedging instrument, fair value hedges		(314,478)	245,079
Hedge ineffectiveness recognized in profit or loss	[1]	(14,712)	(4,523)
Interest rate swap
Gain or loss on fair value hedges [Line Items]
Gains (losses) on hedged item attributable to hedged risk, fair value hedges	[2]	273,219
Gains (losses) on hedging instrument, fair value hedges	[2]	(281,649)
Hedge ineffectiveness recognized in profit or loss	[1],[2]		4,742
Foreign Exchange Risk
Gain or loss on fair value hedges [Line Items]
Gains (losses) on hedged item attributable to hedged risk, fair value hedges	[2]	26,547
Gains (losses) on hedging instrument, fair value hedges	[2]	(32,829)
Hedge ineffectiveness recognized in profit or loss	[1],[2]		(9,265)
Interest rate risk
Gain or loss on fair value hedges [Line Items]
Gains (losses) on hedged item attributable to hedged risk, fair value hedges	[2]		(228,266)
Gains (losses) on hedging instrument, fair value hedges	[2]		233,008
Hedge ineffectiveness recognized in profit or loss	[1],[2]	(8,430)
Foreign exchange risk
Gain or loss on fair value hedges [Line Items]
Gains (losses) on hedged item attributable to hedged risk, fair value hedges	[2]		(21,336)
Gains (losses) on hedging instrument, fair value hedges	[2]		₩ 12,071
Hedge ineffectiveness recognized in profit or loss	[1],[2]	₩ (6,282)

[1]	Ineffective portion of hedge: the difference between hedging instruments and hedged items.
[2]	The related account categories are presented as interest rate swap assets / liabilities and currency swap assets.